RELATED PARTIES - Other related party transactions (Details) - Associate of Elbrus Capital - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other related party transactions
Purchases from related parties	₽ 2	₽ 4	₽ 3
Amounts owed by related parties	₽ 1